Property, plant and equipment, net	12 Months Ended
Mar. 31, 2022
Property, plant and equipment, net
Property, plant and equipment, net
6	Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	March 31,
	2021	2022	2022
	RMB	RMB	US$
Buildings	603,910	607,166	95,778
Leasehold improvements	14,864	14,864	2,345
Machinery	219,626	226,868	35,788
Motor vehicles	18,598	19,172	3,024
Furniture, fixtures and equipment	56,029	59,814	9,435
Construction-in-progress	3,619	1,908	301
	916,646	929,792	146,671
Less: Accumulated depreciation	(417,990)	(455,981)	(71,929)
Total property, plant and equipment, net	498,656	473,811	74,742

Depreciation expense of property, plant and equipment is allocated to the following expense items:

	Year ended March 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Cost of revenues	28,980	28,574	28,615	4,514
Research and development	1,866	1,893	1,935	305
Sales and marketing	2,742	2,810	2,693	425
General and administrative	11,240	11,192	10,058	1,587
Total depreciation expense	44,828	44,469	43,301	6,831